UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 19.8%
	BANKS ― 4.9%
	Bank of America Corp.
$3,580,000	5.750%, 12/1/2017	$3,640,950
	Citigroup, Inc.
5,365,000	5.800%, 11/15/2019 (1) (2)	5,599,719
		9,240,669
	DIVERSIFIED FINANCIAL SERVICES ― 6.2%
	American Express Co.
2,743,000	5.200%, 11/15/2019 (1) (2)	2,845,862
	CIT Group, Inc.
3,576,000	5.800%, 6/15/2022 (1) (2)	3,736,920
	E*TRADE Financial Corp.
5,130,000	5.875%, 9/15/2026 (1) (2)	5,463,450
		12,046,232
	INSURANCE ― 4.9%
	Hartford Financial Services Group, Inc. (The)
3,704,000	8.125%, 6/15/2038 (1)	3,917,943
	Prudential Financial, Inc.
5,257,000	8.875%, 6/15/2038 (1)	5,600,335
		9,518,278
	MEDIA ― 1.0%
	Viacom, Inc.
1,789,000	6.250%, 2/28/2057 (1)	1,864,088

	REAL ESTATE INVESTMENT TRUST ― 1.0%
	Starwood Property Trust, Inc.
1,963,000	4.375%, 4/1/2023 (5)	1,998,579

	RETAIL ― 2.0%
	McDonald's Corp.
3,815,000	2.100%, 12/7/2018	3,837,798

	TOTAL CORPORATE BONDS
	(Cost $38,240,249)	38,505,644

	MUNICIPAL BOND ― 0.2%
	Brooklyn Arena Local Development Corp.
370,000	6.375%, 7/15/2043 (4)	418,274

	TOTAL MUNICIPAL BOND
	(Cost $426,645)	418,274

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
	U.S. GOVERNMENT NOTE ― 17.0%
	United States Treasury Note
$32,864,000	2.625%, 1/31/2018	$33,138,184

	TOTAL U.S. GOVERNMENT NOTE
	(Cost $33,147,251)	33,138,184

Number of
Shares		Value
	CLOSED-END FUNDS ― 6.9%
857,022	Invesco Senior Income Trust	3,908,021
1,094,856	Nuveen Credit Strategies Income Fund	9,426,710
1,152,790	Western Asset High Income Opportunity Fund, Inc.	5,844,645

	TOTAL CLOSED-END FUNDS
	(Cost $19,538,737)	19,179,376

	EXCHANGE TRADED FUNDS ― 19.8%
429,383	BlackRock Corporate High Yield Fund, Inc.	4,706,038
126,843	iShares 1-3 Year Treasury Bond ETF	10,716,965
161,650	iShares Short Maturity Bond ETF	8,126,145
415,711	ProShares UltraShort 20+ Year Treasury (6)	14,911,554

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $39,408,775)	38,460,702

	PREFERRED STOCKS ― 26.4%
	BANKS ― 5.3%
	GMAC Capital Trust I
73,320	6.967%, 7/31/2017 (1) (3)	1,920,984
	Wells Fargo & Co.
324,877	8.000%, 12/15/2017 (2)	8,417,563
		10,338,547
	DIVERSIFIED FINANCIAL SERVICES ― 4.0%
	Ares Management LP
291,549	7.000%, 6/30/2021 (2)	7,778,527

	INSURANCE ― 0.3%
	Hartford Financial Services Group, Inc. (The)
17,873	7.875%, 4/15/2022 (1) (3)	549,595

	INVESTMENT COMPANIES ― 1.2%
	Apollo Global Management LLC
88,693	6.375%, 3/15/2022 (2)	2,282,958

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

Number of
Shares		Value
	OIL & GAS ― 7.9%
	Anadarko Petroleum Corp.
84,164	7.500%, 6/7/2018 (5)	$3,458,215
	Hess Corp.
85,699	8.000%, 2/1/2019 (5)	4,766,579
	Southwestern Energy Co.
241,941	6.250%, 1/15/2018 (5)	3,529,919
	WPX Energy, Inc.
75,971	6.250%, 7/31/2018 (5)	3,583,552
		15,338,265

	PIPELINES ― 2.0%
	Kinder Morgan, Inc. DE
89,380	9.75%, 10/26/2018 (5)	3,921,994

	REAL ESTATE INVESTMENT TRUSTS ― 4.3%
	Apollo Commercial Real Estate Finance, Inc.
69,562	8.625%, 8/1/2017 (2)	1,791,222
	Digital Realty Trust, Inc.
169,919	7.375%, 3/26/2019 (2)	4,660,878
	Vornado Realty Trust
76,059	5.700%, 7/31/2017 (2)	1,945,589
		8,397,689
	UTILITIES ― 1.4%
	Entergy Arkansas, Inc.
75,974	4.900%, 12/1/2017 (3)	1,895,551
	Entergy Arkansas, Inc.
31,079	4.875%, 9/1/2021 (3)	747,450
		2,643,001
	TOTAL PREFERRED STOCKS
	(Cost $52,727,372)	51,250,576

	TOTAL INVESTMENTS ― 92.9%
	(Cost $183,489,029)	180,952,756
	Other Assets in Excess of Liabilities ― 7.1%	13,841,935
	TOTAL NET ASSETS ― 100.0%	$194,794,691

Percentages are stated as a percent of net assets.

(1) Variable Rate security. Rates disclosed as of June 30, 2017.
(2) Perpetual Bond with no stated maturity date. Date provided is next call date.
(3) Callable. Date provided is next call date.
(4) Pre-Refunded bond is escrowed with U.S. government obligations and/or U.S. government agency securities and is considered by the manager to be triple-A rated even if issuer has not applied from new ratings.

(5) Convertible.
(6) Non Income Producing.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at June 30, 2017, was as follows*:

Cost of investments	$183,489,029
Gross unrealized appreciation	1,137,525
Gross unrealized depreciation	(3,673,799)
Net unrealized depreciation	$(2,536,274)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the notes to financial statements section on the Fund's most recent annual report.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2017:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$38,505,644	$-	$38,505,644
Municipal Bond	-	418,274	-	418,274
U.S. Government Note	-	33,138,184	-	33,138,184
Closed-End Funds	19,179,376	-	-	19,179,376
Exchange Traded Funds	38,460,702	-	-	38,460,702
Preferred Stocks	51,250,576	-	-	51,250,576
Total	$108,890,654	$72,062,102	$-	$180,952,756

Please refer to the Schedule of Investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By        /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date     August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date     August 16, 2017